FlexShares Trust

50 South LaSalle Street

Chicago, Illinois 60603

Phone: 800-595-9111

July 13, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FlexShares Trust
(File Nos. 811-22555; 333-173967) (the “Registrant”)

Ladies and Gentlemen:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended, that:

1.	The form of Prospectus and Statement of Additional Information dated July 5, 2016 for the Registrant’s FlexShares® STOXX® US ESG Impact Index Fund and FlexShares® STOXX® Global ESG Impact Index Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 67 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended, on Form N-1A as filed with the Securities and Exchange Commission on July 1, 2016 (the “Amendment”); and

2.	The text of the Amendment has been filed electronically.

Sincerely yours,

/s/ Craig R. Carberry
Craig R. Carberry
Secretary